                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
                 -------------------------------
   Address:      2755 Sand Hill Road
                 -------------------------------
                 Suite 200
                 -------------------------------
                 Menlo Park, CA  94025
                 -------------------------------

Form 13F File Number: 28-12255
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Ross
         -------------------------------
Title:   Chief Investment Officer
         -------------------------------
Phone:   650-926-1300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Ross              Menlo Park, CA     January 12, 2009
   -------------------------------    -----------------  -----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number    Name
  --------------------    ----
  28-10562                Alliance Bernstein L.P.
  28-05422                Artisan Partners Limited Partnership
  28-00096                Capital Guardian Trust Company
  28-05267                Delaware Management Business Trust
  28-13068                GLG Partners Inc.
  28-11599                Grantham, Mayo, Van Otterloo & Co. LLC
  28-11866                Morgan Stanley Investment Management, Inc.
  28-03791                Pzena Investment Management LLC
  28-12234                Redwood Investments, LLC
  28-07312                Security Capital Research and Management Incorporated
  28-04557                Wellington Management Company, LLP
  28-00165                Wells Fargo & Co/MN

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      None (0)
                                        --------------------

Form 13F Information Table Entry Total: Two (2)
                                        --------------------

Form 13F Information Table Value Total: $284,258 (x1000s)
                                        --------------------


List of Other Included Managers:        None

                      FORM 13F INFORMATION TABLE


      COLUMN 1             COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
----------------------- ---------------- --------- -------- ---------------------- ---------------------- ----------------------
                                                    VALUE    SHRS OR   SH/   PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION  MANAGERS    SOLE     SHARED   NONE
----------------------- ---------------- --------- -------- ---------- ---  -----   ---------- -------- ---------- -------- ------

ISHARES TR              MSCI EMERG MKT   464287234 265,552  10,634,822  SH          SOLE                10,634,822
ISHARES                 MSCI JAPAN INDEX 464286848  18,706   1,952,646  SH          SOLE                 1,952,646
